Related-Party and Party in Interest Transactions	12 Months Ended
Dec. 31, 2025
SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN
Related-Party and Party in Interest Transactions
Related-Party and Party in Interest Transactions

5. Related-Party and Party in Interest Transactions

The Plan holds units of common/collective trust funds managed by Mercer, the investment advisor of the Plan. This Plan also invests in the common stock of SPG. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transaction rules under ERISA. During 2025, the Plan received $1,632,678 in common stock dividends from SPG.